                                     DECHERT
                              1775 EYE STREET, N.W.
                             WASHINGTON, D.C. 20006
                                 (202) 261-3300


                                  July 9, 2002



VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      The Coventry Group
                  File Nos. 33-44964 and 811-06526

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of The Coventry Group (the "Trust"), in connection with two of the Trust's series: the Kensington Strategic Realty Fund and the Kensington Select Income Fund (the "Funds"), that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) on behalf of the Funds does not differ from those contained in Post-Effective Amendment No. 89 which was filed on July 1, 2002. The text of Post-Effective Amendment No. 89 was filed electronically.

         Please do not hesitate to contact the undersigned at (202) 261-3364 if you have any questions regarding this filing.

                                                Very truly yours,

                                                Patrick W.D. Turley